PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Underfunded Plans (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
United States
Underfunded plans having accumulated benefit obligations exceeding the fair value of plan assets
Projected benefit obligation	$ 0	$ 236,000,000
Accumulated benefit obligation	0	236,000,000
Fair value of plan assets	0	231,000,000
Non-U.S. Plans
Underfunded plans having accumulated benefit obligations exceeding the fair value of plan assets
Projected benefit obligation		294,000,000
Accumulated benefit obligation	$ 219,000,000	286,000,000
Fair value of plan assets		$ 189,000,000